GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2013, 2014 and 2015.

		Year ended December 31,
		2013	2014	2015
1.	Revenues:

	North America*	$44,237	$49,585	$61,332
	United Kingdom	31,115	34,961	42,580
	Rest of Europe	24,862	28,351	32,897
	Israel	23,009	28,821	28,315
	Asia Pacific	12,154	15,732	20,512

		$135,377	$157,450	$185,636

*  Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,100, $558 and $471 of revenues derived from Canada in the years ended December 31, 2013, 2014 and 2015, respectively.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
		December 31,
		2014	2015
2.	Property and equipment:

	Israel	$3,722	$4,224
	North America	146	147
	Rest of the world	1,143	1,304

		$5,011	$5,675

Schedule of Revenue by Major Customers by Reporting Segments	The following table sets forth revenues from major customers during the years ended December 31, 2013, 2014 and 2015.
	Year ended December 31,
	2013	2014	2015

Customer A	*)	11%	12%
  *) Less than 10%.